Income Taxes - Summary of Reconciliation of the Statutory Rate and Our Effective Tax Rate for the Periods (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Statutory Tax Rate	20.00%	20.00%	20.00%
Foreign Jurisdiction Rate Differential	3.50%	3.80%	3.40%
Non-deductible interest	0.00%	1.50%	0.00%
Withholding Taxes	2.00%	2.30%	4.60%
Tax Credits	(4.20%)	(3.50%)	(7.30%)
Valuation Allowance	1.60%	5.00%	7.60%
Other	(0.60%)	(0.50%)	(1.10%)
Total Tax Rate	22.30%	28.60%	27.20%